Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	3,214,292
Proposed Maximum Offering Price per Unit | $ / shares	1.73
Maximum Aggregate Offering Price	$ 5,560,725.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 851.35
Offering Note	Represents the number of shares of common stock, par value $0.001 per share (“Common Stock”) of Qualigen Therapeutics, Inc. that will be offered for resale by the selling stockholders named in this registration statement (the “Registration Statement”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales price of the Common Stock as reported on The Nasdaq Capital Market on September 8, 2025, a date within five business days prior to the filing of the Registration Statement.